Stock-Based Compensation (Detail 2) - Stock Options $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Oct. 31, 2015 USD ($) $ / shares shares
Information about options outstanding, by exercise price range
Options Outstanding - Shares Outstanding | shares	36,278
Options Outstanding - Weighted Average Remaining Contractual Term	5 years 1 month 6 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 26
Options Exercisable - Shares Exercisable | shares	25,630
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 24
Unrecognized pre-tax stock-based compensation expense | $	$ 14
Remaining weighted-average vesting period over which pre-tax stock-based compensation expense is expected to be recognized	2 years 2 months 12 days
$0-$9.99
Information about options outstanding, by exercise price range
Exercise price range, lower range limit (in dollars per share)	$ 0
Exercise price range, upper range limit (in dollars per share)	$ 9.99
Options Outstanding - Shares Outstanding | shares	221
Options Outstanding - Weighted Average Remaining Contractual Term	3 years 10 months 24 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6
Options Exercisable - Shares Exercisable | shares	205
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 7
$10-$19.99
Information about options outstanding, by exercise price range
Exercise price range, lower range limit (in dollars per share)	10
Exercise price range, upper range limit (in dollars per share)	$ 19.99
Options Outstanding - Shares Outstanding | shares	9,863
Options Outstanding - Weighted Average Remaining Contractual Term	4 years 6 months
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 14
Options Exercisable - Shares Exercisable | shares	9,398
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 14
$20-$29.99
Information about options outstanding, by exercise price range
Exercise price range, lower range limit (in dollars per share)	20
Exercise price range, upper range limit (in dollars per share)	$ 29.99
Options Outstanding - Shares Outstanding | shares	15,775
Options Outstanding - Weighted Average Remaining Contractual Term	4 years 10 months 24 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 26
Options Exercisable - Shares Exercisable | shares	11,635
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 25
$30-$39.99
Information about options outstanding, by exercise price range
Exercise price range, lower range limit (in dollars per share)	30
Exercise price range, upper range limit (in dollars per share)	$ 39.99
Options Outstanding - Shares Outstanding | shares	8,858
Options Outstanding - Weighted Average Remaining Contractual Term	6 years 8 months 12 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 37
Options Exercisable - Shares Exercisable | shares	2,831
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 37
$40-$49.99
Information about options outstanding, by exercise price range
Exercise price range, lower range limit (in dollars per share)	40
Exercise price range, upper range limit (in dollars per share)	$ 49.99
Options Outstanding - Shares Outstanding | shares	1,322
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 3 months 18 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 45
Options Exercisable - Shares Exercisable | shares	1,322
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 45
$50-$59.99
Information about options outstanding, by exercise price range
Exercise price range, lower range limit (in dollars per share)	50
Exercise price range, upper range limit (in dollars per share)	$ 59.99
Options Outstanding - Shares Outstanding | shares	239
Options Outstanding - Weighted Average Remaining Contractual Term	2 years 3 months 18 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 52
Options Exercisable - Shares Exercisable | shares	239
Options Exercisable - Weighted-Average Exercise Price (in dollars per share)	$ 52